Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000085712 | Other CountriesRomania
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000085712 | CountryAssetShort-Term InstrumentsFR_912797VN4_0.010
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000085712 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085712 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085712 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000085712 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000085712 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085712 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000085712 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085712 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085712 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085712 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085712 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085712 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085710 | Other CountriesRomania
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000085710 | CountryAssetShort-Term InstrumentsFR_912797VN4_0.010
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000085710 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085710 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085710 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000085710 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000085710 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000085710 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085710 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085710 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085710 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085710 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085710 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%